Income Tax Provision (Details) - Schedule of Expected Tax Expense (Benefit)		3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Expected Tax Expense Benefit Abstract
US Federal statutory rate (%)	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State income tax, net of federal benefit			1.90%		4.60%			0.00%	0.00%
GILTI adjustment			1.80%
Foreign income taxes and adjustments			0.20%
FDII deduction			(2.60%)		(2.90%)
Other			(4.70%)
Income tax provision	1.00%		17.60%		22.70%